ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cost of revenues	¥ 97,413,915	$ 15,286,369	¥ 98,521,027	¥ 61,914,502
Operating expenses	(171,207,051)	(26,866,123)	(171,455,118)	(154,216,247)
Foreign currency exchange gains (losses), net	(213,046)	(33,432)	(1,052,856)	51,476
Loss from continuing operations before income taxes	(37,949,694)	(5,955,136)	(110,853,584)	(141,261,615)
Income tax expense	(1,539,577)	(241,593)	(10,268,836)	(7,149,119)
Net loss attributable to ATA Creativity Global	(33,649,593)	(5,280,357)	(92,198,032)	(122,253,989)
Comprehensive loss attributable to ATA Creativity Global	(33,784,718)	(5,301,561)	(92,144,587)	(121,443,792)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cost of revenues	90,029	14,128
Operating expenses	(6,412,398)	(1,006,245)	(10,748,782)	(6,928,823)
Provision for loan receivable			(3,943,902)	(11,843,167)
Investment loss	(5,120,016)	(803,442)	(83,753,528)	(110,881,674)
Interest income	139	22	63,613	1,391,183
Foreign currency exchange gains (losses), net	(45)	(7)	(5)	1
Loss from continuing operations before income taxes	(11,622,349)	(1,823,800)	(98,382,604)	(128,262,480)
Net loss attributable to ATA Creativity Global	(11,622,349)	(1,823,800)	(98,382,604)	(128,262,480)
Other comprehensive income (loss)	(135,125)	(21,204)	53,445	810,197
Comprehensive loss attributable to ATA Creativity Global	¥ (11,757,474)	$ (1,845,004)	¥ (98,329,159)	¥ (127,452,283)